Earnings (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net income (loss) from continuing operations	$ (31,583)	$ (69,058)	$ (12,790)
Less: Net income (loss) attributable to noncontrolling interest from continuing operation	5	(104)	(82)
Net income (loss) from continuing operations attributable to Borqs Technologies, Inc.	(31,588)	(68,954)	(12,569)
Accretion to redemption value of preferred shares for continuing operations			(6,956)
Net (loss) income from continuing operations attributable to Borqs Technologies, Inc.'s ordinary shareholders	(31,588)	(68,954)	(19,664)
Net (loss) income from discontinued operations	(4,151)	(2,941)	431
Less: Net (loss) income attributable to noncontrolling interest from discontinued operation	(1,330)	(131)	292
Net (loss) income from discontinued operations attributable to Borqs Technologies, Inc.	(2,822)	(2,810)	139
Net loss attributable to Borqs Technologies, Inc.'s ordinary shareholders	$ (34,409)	$ (71,764)	$ (19,525)
Denominator:
Weighted-average number of ordinary shares - basic	35,919,014	31,200,056	12,842,671
Weighted-average number of ordinary shares - diluted	35,919,014	31,200,056	12,842,671
Weighted-average number of shares outstanding from discontinued operations - basic	33,114,303	31,200,056	12,842,671
Weighted-average number of shares outstanding from discontinued operations - diluted	33,114,303	31,200,056	12,842,671
Net earnings (loss) per share from continuing operations attributable to Borqs Technologies, Inc.
Earnings (loss) per share - Basic:	$ (0.88)	$ (2.21)	$ (1.53)
Earnings (loss) per share - Diluted:	(0.88)	(2.21)	(1.53)
Net (loss) earnings per share from discontinued operations attributable to Borqs Technologies, Inc.
(Loss) earnings per share - Basic:	(0.08)	(0.09)	0.01
(Loss) earnings per share - Diluted:	(0.08)	(0.09)	0.01
Net loss per share attributable to Borqs Technologies, Inc.
Loss per share - Basic:	(0.96)	(2.30)	(1.52)
Loss per share - Diluted:	$ (0.96)	$ (2.30)	$ (1.52)